CONVERTIBLE SECURED PROMISSORY NOTE	6 Months Ended	9 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
6.	CONVERTIBLE SECURED PROMISSORY NOTE

On December 8, 2011, the Company received $61,500 CAD from a lender that at the time was non-interest bearing and had no specified terms of repayment. On February 28, 2012 the lender and the Company agreed to the terms of a Convertible Secured Promissory Note, which securitized the previous note plus an additional $60,000 CAD for a total principal amount of $121,500 CAD. The note was interest bearing at prime plus 1%, secured by a general security agreement and was to mature on the earlier of a qualifying financing event or February 28, 2014. The lender had an option to convert the principal plus accrued interest at a discount of 20% to the share price in the event of a qualifying financing event prior to February 28, 2014.

The note matured on February 28, 2014, at this point the conversion option expired and the note became due on demand; however, no repayment was demanded. Upon the occurrence of the April financing (Note 8(i)) the Company agreed to honor the original conversion option and a beneficial conversion feature of $27,677 was recognized. As the note was due on demand the Company immediately recognized imputed interest of $27,677 in the condensed consolidated interim statement of operations and comprehensive loss.

On May 9, 2014, the lender converted the note plus accrued interest into common shares based on the 20% discount to the $0.81 ($0.90 CAD) per share equity financing that was accomplished in April 2014 and the Company issued these pre-transaction shares in June, 2014 (see Note 8(iii)).

5.	CONVERTIBLE SECURED PROMISSORY NOTE

On December 8, 2011, the Company received $61,500 CAD from a lender that at the time was non-interest bearing and had no specified terms of repayment. On February 28, 2012 the lender and the Company agreed to the terms of a Convertible Secured Promissory Note, which securitized the previous note plus an additional $60,000 CAD for a total principal amount of $121,500 CAD. The note bears interest at prime plus 1% and matured on the earlier of a qualifying financing event or February 28, 2014. The “qualifying financing event” is defined as an equity financing (including convertible securities) that is completed on or prior to the maturity date where the Company issues securities for aggregate gross proceeds equal to or greater than $1.5 million CAD. The loan was secured by a general security agreement under which the Company pledged, assigned, charged and granted to the lender a security interest in and to the property, assets and undertaking of the Company.

The lender had an option to convert the principal plus accrued interest at a discount of 20% to the share price in the event of a qualifying financing event prior to February 28, 2014. The Company evaluated the conversion option on inception and determined that it was based on a contingent event and accordingly, the option was not valued.

The Company determined that a market interest rate for similar debt would be approximately 10% per annum and accordingly, recognized the note at its present value based on a 10% discount rate, or $105,262, and allocated the discount of $16,238 from the face value of $121,500 to additional paid in capital, which due to achieving parity the USD and CAD amounts were not materially different. The discount of $16,238 was amortized to February 28, 2014 when the note was due to mature. The Company expensed imputed interest of $27,677 and $55,647 during the nine month periods ended December 31, 2014 and 2013, respectively, and $3,939 and $7,282 during the years ended March 31, 2014 and 2013, respectively.

The note matured on February 28, 2014, at this point the conversion option expired and the note became due on demand; however, no repayment was demanded. Upon the occurrence of the April 2014 financing (Note 8(x)) the Company agreed to honor the original conversion option and a beneficial conversion feature of $27,677 was recognized. As the note was due on demand the Company immediately recognized imputed interest of $27,677 in the statements of operations and comprehensive loss for the nine months ended December 31, 2014.

On May 9, 2014, the lender converted the note plus accrued interest in to common shares based on the 20% discount to the $0.81 ($0.90 CAD) per share equity financing that was accomplished in April 2014 and the Company issued these shares in June 2014 (see Note 8(xiii)).